UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 9, 2005

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		47

FORM 13F Information Table Value Total:	$134,480.00


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1996    53574 SH       SOLE                    53574
ASML Holding N V ADR           COM              N07059111     3923   233924 SH       SOLE                   100464            133460
Adobe                          COM              00724F101     1553    23117 SH       SOLE                     2570             20547
Affymetrix                     COM              00826T108     3473    81137 SH       SOLE                    18827             62310
Altria Group, Inc.             COM              718154107      383     5851 SH       SOLE                     5851
Amdocs                         COM              G02602103     3700   130272 SH       SOLE                    28517            101755
Applied Signal Tech.           COM              038237103     3344   146037 SH       SOLE                    36666            109371
BJ's Restaurants Inc.          COM              09180C106     1798    92711 SH       SOLE                    34021             58690
Barr Pharmaceuticals, Inc.     COM              068306109     4583    93858 SH       SOLE                     3902             89956
Bio Reference Lab              COM              09057G602      915    65730 SH       SOLE                    23230             42500
Biovail Corporation            COM              09067J109     5259   348758 SH       SOLE                   122338            226420
Blue Earth Refineries          COM              G11999102        0   484792 SH       SOLE                   172998            311794
Brigham Exploration            COM              109178103      296    32080 SH       SOLE                    11890             20190
Business Objects ADR           COM              12328X107     5180   192641 SH       SOLE                    66877            125764
CR Bard                        COM              067383109     6014    88330 SH       SOLE                    21430             66900
Dell Inc.                      COM              247025109     1027    26723 SH       SOLE                    26723
Ditech                         COM              25500M103      684    54885 SH       SOLE                                      54885
Doral Financial Corp.          COM              25811P100     3633   165964 SH       SOLE                    49620            116344
Federal Nat'l Mtg.             COM              313586109      350     6419 SH       SOLE                     6419
Flir Systems                   COM              302445101     6718   221731 SH       SOLE                    62659            159072
General Electric               COM              369604103     1231    34141 SH       SOLE                    34141
Headwaters, Inc.               COM              42210P102     2770    84388 SH       SOLE                    25238             59150
Home Depot                     COM              437076102      407    10652 SH       SOLE                    10652
IVAX Corp                      COM              465823102      919    46476 SH       SOLE                                      46476
Intel Corp.                    COM              458140100      975    41977 SH       SOLE                    41977
International MicroComputer So COM              459862306      173   123792 SH       SOLE                   123792
Jetblue Airways                COM              477143101     1757    92300 SH       SOLE                    32016             60284
KLA Tencor                     COM              482480100     1213    26368 SH       SOLE                    13078             13290
KV Pharmaceutical Cl A         COM              482740206    11179   481859 SH       SOLE                   142000            339859
Kensey Nash Corp.              COM              490057106     2625    96920 SH       SOLE                    33473             63447
L3 Communications Hldg         COM              502424104     5631    79291 SH       SOLE                    20439             58852
Lehman Brothers Hldgs          COM              524908100     3221    34210 SH       SOLE                                      34210
MFC Bancorp                    COM              55271X202     8796   440885 SH       SOLE                   171689            269196
Mymetics Corp                  COM              62856A102       77   307099 SH       SOLE                   158543            148556
Namtai Electronics             COM              629865205     2642    99337 SH       SOLE                    42695             56642
Nextel Communications          COM              65332V103     2519    88647 SH       SOLE                    88647
Nextel Partners                COM              65333F107     8015   365637 SH       SOLE                     2637            363000
Novellus Systems               COM              670008101     4432   165806 SH       SOLE                    45026            120780
Pfizer                         COM              717081103      616    23462 SH       SOLE                    23462
QUALCOMM                       COM              747525103     2353    64230 SH       SOLE                    64230
Quest Diagnostics              COM              74834L100      804     7652 SH       SOLE                      392              7260
Safenet Inc.                   COM              78645R107     5440   185601 SH       SOLE                    57112            128489
Scientific Games               COM              80874P109     4481   196113 SH       SOLE                    53253            142860
Spatialight, Inc.              COM              847248101      131    25890 SH       SOLE                    25890
Staples Inc.                   COM              855030102     2901    92291 SH       SOLE                    26116             66175
Symantec Corp                  COM              871503108     3327   155963 SH       SOLE                    23257            132706
Zoll Medical                   COM              989922109     1016    45089 SH       SOLE                    14289             30800